Schedule of Investments

May 31, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.12%
New Jersey–84.80%
Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds (INS - BAM)(a)	5.00%	03/01/2042	$ 1,250	$ 1,299,667
Camden (County of), NJ Improvement Authority (The) (KIPP Cooper Norcross Academy) (Social Bonds); Series 2022, RB	6.00%	06/15/2052	1,325	1,400,845
Casino Reinvestment Development Authority, Inc.;
Series 2004, RB (INS - AMBAC)(a)	5.25%	01/01/2024	1,665	1,665,758
Series 2004, RB (INS - AMBAC)(a)	5.00%	01/01/2025	220	220,086
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	11/01/2028	1,000	1,024,337
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	11/01/2031	2,000	2,042,812
Series 2014, Ref. RB	5.25%	11/01/2039	3,000	3,025,206
Series 2014, Ref. RB	5.25%	11/01/2044	4,990	5,019,778
Essex (County of), NJ Improvement Authority (559 Broad/Hazelwood); Series 2020 A, RB(b)	4.00%	08/01/2060	1,500	1,205,373
Essex (County of), NJ Improvement Authority (CHF-Newark LLC-NJIT Student Housing); Series 2021 A, RB (INS - BAM)(a)	4.00%	08/01/2051	1,040	962,316
Garden State Preservation Trust;
Series 2003 B, RB (INS - AGM)(a)(c)	0.00%	11/01/2026	140	124,459
Series 2005 A, RB (INS - AGM)(a)	5.75%	11/01/2028	4,250	4,611,508
Gloucester (County of), NJ Improvement Authority (The) (Rowan University); Series 2015, RB	5.00%	07/01/2033	1,400	1,443,209
Hudson County Improvement Authority (Hudson County Courthouse); Series 2020, RB	4.00%	10/01/2046	1,600	1,573,439
Jersey City (City of), NJ Redevelopment Agency (Bayfront Redevelopment); Series 2022, RB	4.00%	12/15/2031	2,000	2,140,249
Lavallette School District; Series 2005, GO Bonds (INS - SGI)(a)	4.20%	02/01/2025	10	10,006
Middlesex (County of), NJ Improvement Authority; Series 2000, RB (INS - AMBAC)(a)(d)	5.50%	09/01/2030	20	20,040
New Brunswick (City of), NJ Parking Authority;
Series 2012, Ref. RB	5.00%	09/01/2027	445	445,602
Series 2012, Ref. RB	5.00%	09/01/2029	605	605,819
New Jersey (State of);
Series 2016, GO Bonds(e)	5.00%	06/01/2028	5,000	5,365,802
Series 2020 A, GO Bonds	4.00%	06/01/2032	4,540	4,845,491
New Jersey (State of) Building Authority;
Series 2016 A, Ref. RB(f)(g)	5.00%	06/15/2026	300	317,171
Series 2016 A, Ref. RB (INS - BAM)(a)	5.00%	06/15/2028	600	630,660
New Jersey (State of) Economic Development Authority;
Series 1998 B, RB(d)	6.50%	04/01/2031	90	89,990
Series 1999 A, RB	6.25%	07/01/2024	5	5,008
Series 2005 N-1, Ref. RB (INS - NATL)(a)	5.50%	09/01/2023	100	100,394
Series 2015 WW, RB(f)(g)	5.00%	06/15/2025	3,000	3,110,803
Series 2015 WW, RB(f)(g)	5.00%	06/15/2025	3,000	3,110,803
Series 2017 A, Ref. RB (INS - BAM)(a)	5.00%	07/01/2033	3,000	3,178,019
Series 2018 A, RB	5.00%	06/15/2047	3,000	3,079,645
Series 2020, RB	4.00%	11/01/2038	1,000	980,870
New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC); Series 2019 A, RB(b)	5.00%	10/01/2039	2,000	1,439,342
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(d)	5.25%	09/15/2029	2,350	2,356,115
Series 2012, RB(d)	5.75%	09/15/2027	1,000	1,002,498
New Jersey (State of) Economic Development Authority (Elite Pharmaceuticals, Inc. - 2005); Series 2005 A, RB(d)	6.50%	09/01/2030	25	21,685
New Jersey (State of) Economic Development Authority (Foundation Academy Charter School);
Series 2018 A, RB	5.00%	07/01/2038	350	351,275
Series 2018 A, RB	5.00%	07/01/2050	1,000	961,772
New Jersey (State of) Economic Development Authority (Golden Door Charter School);
Series 2018 A, RB(b)	6.25%	11/01/2038	1,050	1,091,854
Series 2018 A, RB(b)	6.50%	11/01/2052	2,500	2,603,682
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.);
Series 2013, RB	6.00%	10/01/2043	3,200	3,220,346
Series 2014 A, RB(b)	6.00%	10/01/2034	515	517,952

See accompanying notes which are an integral part of this schedule.

Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Lions Gate); Series 2014, RB	5.25%	01/01/2044	$ 3,800	$ 3,541,920
New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School);
Series 2018 A, RB(b)	5.00%	10/01/2033	1,000	951,831
Series 2018 A, RB(b)	5.25%	10/01/2038	2,500	2,346,904
New Jersey (State of) Economic Development Authority (Middlesex Water Co.); Series 2019, RB(d)	4.00%	08/01/2059	3,275	2,839,600
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	2,137	2,279,338
New Jersey (State of) Economic Development Authority (North Star Academy Charter School of Newark, Inc.); Series 2017, RB	5.00%	07/15/2047	2,000	2,005,173
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(d)	5.00%	10/01/2047	2,000	1,980,386
New Jersey (State of) Economic Development Authority (Portal North Bridge); Series 2022 A, RB	5.00%	11/01/2052	2,000	2,098,520
New Jersey (State of) Economic Development Authority (Provident Group - Rowan Properties LLC - Rowan University Student Housing); Series 2015 A, RB	5.00%	01/01/2030	50	49,556
New Jersey (State of) Economic Development Authority (Social Bonds); Series 2021 QQQ, RB	4.00%	06/15/2046	3,465	3,255,058
New Jersey (State of) Economic Development Authority (Team Academy Charter School); Series 2018 A, RB	5.00%	12/01/2048	3,000	3,022,810
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(d)	5.38%	01/01/2043	8,650	8,675,707
New Jersey (State of) Economic Development Authority (UMM Energy Partners, LLC);
Series 2012 A, RB(d)	5.00%	06/15/2037	1,515	1,515,200
Series 2012 A, RB(d)	5.13%	06/15/2043	3,250	3,250,285
New Jersey (State of) Educational Facilities Authority (Georgian Court University);
Series 2017 G, Ref. RB	5.00%	07/01/2030	1,395	1,354,483
Series 2017 G, Ref. RB	5.00%	07/01/2033	1,590	1,513,665
Series 2017 G, Ref. RB	5.00%	07/01/2035	1,485	1,382,765
Series 2017 G, Ref. RB	5.00%	07/01/2036	1,640	1,505,274
New Jersey (State of) Educational Facilities Authority (Green Bonds); Series 2020 A, RB	5.00%	07/01/2037	1,790	1,865,822
New Jersey (State of) Educational Facilities Authority (New Jersey City University); Series 2021, Ref. RB (INS - AGM)(a)	4.00%	07/01/2036	765	757,877
New Jersey (State of) Educational Facilities Authority (Princeton University); Series 2022 A, RB	5.00%	03/01/2032	2,500	2,945,425
New Jersey (State of) Educational Facilities Authority (Rider University);
Series 2017 F, RB	5.00%	07/01/2035	185	175,341
Series 2017 F, RB	5.00%	07/01/2036	400	373,359
Series 2017 F, RB	5.00%	07/01/2047	3,250	2,768,981
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds);
Series 2020 A, RB	5.00%	07/01/2045	750	766,181
Series 2020 A, RB	4.00%	07/01/2050	3,000	2,619,281
New Jersey (State of) Educational Facilities Authority (William Paterson University of New Jersey (The)); Series 2017 B, RB (INS - AGM)(a)	5.00%	07/01/2047	1,990	2,061,266
New Jersey (State of) Health Care Facilities Financing Authority;
Series 2013, Ref. RB(f)(g)	5.00%	08/15/2023	1,960	1,965,780
Series 2017, Ref. RB	5.00%	10/01/2038	2,000	2,083,455
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.); Series 2008 B, VRD RB (LOC - Bank Of America N.A.)(h)(i)	3.47%	07/01/2036	3,000	3,000,000
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health Obligated Group); Series 2014, Ref. RB	5.00%	07/01/2044	3,000	3,028,308
New Jersey (State of) Health Care Facilities Financing Authority (Marlboro Psychiatric Hospital); Series 2013, RB	5.00%	09/15/2029	5,000	5,011,865
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group); Series 2021, RB	4.00%	07/01/2045	3,000	2,893,841
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital); Series 2015 A, RB (INS - AGM)(a)	5.00%	07/01/2046	2,000	2,015,450
New Jersey (State of) Health Care Facilities Financing Authority (Valley Health System Obligated Group); Series 2019, RB	5.00%	07/01/2030	1,250	1,374,734
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health); Series 2009 D, VRD RB (LOC - TD Bank N.A.)(h)(i)	3.25%	07/01/2043	1,000	1,000,000

See accompanying notes which are an integral part of this schedule.

Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2019 C, Ref. RB(d)	3.63%	12/01/2049	$ 1,000	$ 801,854
Series 2021 C, RB(d)	3.25%	12/01/2051	500	356,952
Series 2023 B, RB(d)	4.00%	12/01/2044	2,000	1,962,686
Series 2023 C, RB(d)	5.00%	12/01/2053	2,000	1,933,560
New Jersey (State of) Housing & Mortgage Finance Agency;
Series 2018 A, Ref. RB	3.95%	11/01/2043	870	788,082
Series 2018 BB, Ref. RB(d)	3.80%	10/01/2032	765	735,740
Series 2019 A, Ref. RB	3.00%	11/01/2044	510	399,871
Series 2019 A, Ref. RB	3.05%	11/01/2049	865	651,438
Series 2020 E, Ref. RB	2.45%	10/01/2050	515	371,105
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds);
Series 2022 I, RB	5.00%	10/01/2053	2,970	3,057,334
Series 2023 J, RB	4.70%	10/01/2048	3,250	3,270,646
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(a)(c)	0.00%	12/15/2037	2,000	1,131,177
Series 2008 A, RB(c)	0.00%	12/15/2038	2,000	1,045,467
Series 2009 A, RB(c)	0.00%	12/15/2039	10,000	4,967,597
Series 2010 A, RB (INS - BAM)(a)(c)	0.00%	12/15/2028	1,200	989,489
Series 2013 AA, RB(f)(g)	5.25%	07/03/2023	1,335	1,335,914
Series 2013 AA, RB(f)(g)	5.50%	07/03/2023	1,750	1,751,496
Series 2013 AA, RB (INS - BAM)(a)	5.25%	06/15/2033	2,530	2,533,196
Series 2018 A, Ref. RB	4.25%	12/15/2038	7,790	7,820,712
Series 2018 A, Ref. RN	5.00%	06/15/2031	3,540	3,691,859
Series 2019 BB, RB	4.00%	06/15/2050	5,930	5,498,401
Series 2022, RB	5.50%	06/15/2050	1,500	1,636,355
Series 2023 AA, Ref. RB	4.25%	06/15/2044	2,000	1,965,790
New Jersey (State of) Turnpike Authority;
Series 2019 A, RB	5.00%	01/01/2048	2,000	2,109,234
Series 2021 A, RB	4.00%	01/01/2042	5,975	5,926,095
Series 2022 B, RB	5.25%	01/01/2052	3,000	3,299,419
Newark (City of), NJ;
Series 2015 A, GO Bonds	5.00%	07/15/2029	3,000	3,097,225
Series 2015 B, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	07/15/2029	430	443,936
Series 2020 C, Ref. GO Bonds (INS - AGM)(a)	4.00%	10/01/2039	305	301,973
Newark (City of), NJ Housing Authority;
Series 2007, Ref. RB (INS - NATL)(a)	5.00%	01/01/2032	760	817,700
Series 2017, Ref. RB	4.00%	01/01/2037	1,000	1,007,639
Passaic (County of), NJ Improvement Authority (The) (Paterson Arts & Science Charter School);
Series 2023, RB	5.38%	07/01/2053	1,000	1,006,212
Series 2023, RB	5.50%	07/01/2058	1,000	1,007,807
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, PCR(d)(f)	5.00%	12/01/2023	3,955	3,956,274
South Jersey Transportation Authority;
Series 2014 A, Ref. RB	5.00%	11/01/2039	3,650	3,662,377
Series 2020 A, RB	5.00%	11/01/2045	2,000	2,070,226
Series 2022, RB	4.63%	11/01/2047	1,000	1,012,662
Series 2022, RB	5.25%	11/01/2052	2,000	2,111,481
Tender Option Bond Trust Receipts/Certificates; Series 2021, VRD RB(b)(h)	3.81%	12/15/2028	4,000	4,000,000
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	6,000	6,149,993
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,000	1,040,625
Series 2018 B, Ref. RB	5.00%	06/01/2046	3,170	3,185,290
Union (County of), NJ Improvement Authority; Series 1998 A, RB (INS - NATL)(a)(d)	5.00%	03/01/2028	55	55,088
				242,455,104

Puerto Rico–8.39%
Children’s Trust Fund; Series 2002, RB	5.63%	05/15/2043	15,000	15,085,128
Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB	6.00%	08/01/2026	5,235	137,419

See accompanying notes which are an integral part of this schedule.

Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(c)	0.00%	07/01/2024	$ 71	$ 67,615
Series 2021 A, GO Bonds(c)	0.00%	07/01/2033	273	160,364
Series 2021 A-1, GO Bonds	5.25%	07/01/2023	118	118,570
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	236	241,373
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	234	244,961
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	230	244,317
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	224	241,347
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	212	195,155
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	191	170,798
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	164	142,417
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	222	186,354
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	231	187,088
Subseries 2022, RN	0.00%	11/01/2043	1,001	489,056
Subseries 2022, RN	0.00%	11/01/2051	5,558	2,223,069
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 AAA, RB(j)	5.25%	07/01/2030	500	358,750
Series 2010 AAA, RB(j)	5.25%	07/01/2031	550	394,625
Series 2012 A, RB(j)	5.05%	07/01/2042	45	32,287
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(d)	6.63%	06/01/2026	160	162,497
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(c)	0.00%	07/01/2051	6,271	1,248,879
Series 2018 A-1, RB	5.00%	07/01/2058	1,371	1,313,346
Series 2019 A-2, RB	4.54%	07/01/2053	60	53,704
Series 2019 A-2B, RB	4.55%	07/01/2040	304	290,079
				23,989,198

New York–4.22%
New York & New Jersey (States of) Port Authority;
Series 2019 220, RB(d)	4.00%	11/01/2059	2,000	1,812,313
Series 2019, RB(d)	5.00%	11/01/2049	1,500	1,548,946
Series 2020, RB(d)	4.00%	07/15/2039	4,250	4,162,673
Series 2021, Ref. RB(d)	4.00%	07/15/2046	1,615	1,534,304
Series 2022, Ref. RB(d)	5.50%	08/01/2052	500	548,350
Two Hundred Sixth Series 2017, Ref. RB(d)	5.00%	11/15/2037	850	882,800
Two Hundred Twenty Three Series 2021, Ref. RB(d)	4.00%	07/15/2041	1,635	1,575,920
				12,065,306

Guam–0.67%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2036	2,000	1,895,469
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(d)	5.75%	09/01/2031	10	10,015
				1,905,484

Virgin Islands–0.66%
Tobacco Settlement Financing Corp.;
Series 2006, RB(c)	0.00%	05/15/2035	1,100	486,120
Series 2006, RB(c)	0.00%	05/15/2035	3,100	1,267,319
Virgin Islands (Government of) Water & Power Authority (Electric System);
Series 2007 A, RB	5.00%	07/01/2024	50	48,684
Series 2007 A, RB	5.00%	07/01/2026	15	14,263
Series 2007 A, RB	5.00%	07/01/2027	85	80,274
				1,896,660

See accompanying notes which are an integral part of this schedule.

Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Northern Mariana Islands–0.38%
Northern Mariana Islands (Commonwealth of) Ports Authority; Series 1998 A, RB(d)	6.25%	03/15/2028	$ 1,135	$1,090,649

TOTAL INVESTMENTS IN SECURITIES(k)–99.12% (Cost $286,155,379)				283,402,401

FLOATING RATE NOTE OBLIGATIONS–(1.31)%
Note with an interest and fee rate of 4.10% at 05/31/2023 and a contractual maturity of collateral of 06/01/2028(l)				(3,750,000)

OTHER ASSETS LESS LIABILITIES–2.19%				6,254,207

NET ASSETS–100.00%				$285,906,608

Investment Abbreviations:

AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
CEP	- Credit Enhancement Provider
FHLMC	- Federal Home Loan Mortgage Corp.
GO	- General Obligation
INS	- Insurer
LOC	- Letter of Credit
NATL	- National Public Finance Guarantee Corp.
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
SGI	- Syncora Guarantee, Inc.
VRD	- Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $14,156,938, which represented 4.95% of the Fund’s Net Assets.

(c)	Zero coupon bond issued at a discount.
(d)	Security subject to the alternative minimum tax.
(e)	Underlying security related to TOB Trusts entered into by the Fund.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2023.

(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2023 was $785,662, which represented less than 1% of the Fund’s Net Assets.

(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(l)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2023. At May 31, 2023, the Fund’s investments with a value of $5,365,802 are held by TOB Trusts and serve as collateral for the $3,750,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco New Jersey Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$283,402,401	$–	$283,402,401

Other Investments - Assets

Investments Matured	–	566,814	–	566,814

Total Investments	$–	$283,969,215	$–	$283,969,215

Invesco New Jersey Municipal Fund